UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21670
Eaton Vance Enhanced Equity Income Fund II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2007

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Income Fund II                                                                     as of September 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 100.2%

Security	Shares	Value
Aerospace & Defense — 6.1%
Alliant Techsystems, Inc. (2)	116,876	$12,774,547
Boeing Company	32,505	3,412,700
General Dynamics Corp.	199,997	16,893,747
Precision Castparts Corp.	16,049	2,374,931
Rockwell Collins, Inc.	148,330	10,834,023
United Technologies Corp.	149,095	11,999,166
		$58,289,114
Beverages — 1.2%
PepsiCo, Inc.	155,157	$11,366,802
		$11,366,802
Biotechnology — 2.0%
Cephalon, Inc. (2)	131,845	$9,632,596
Genzyme Corp. (2)	160,614	9,951,643
		$19,584,239
Capital Markets — 2.7%
Affiliated Managers Group, Inc. (2)	102,320	$13,046,823
Bank of New York Mellon Corp.	190,782	8,421,117
UBS AG	81,500	4,339,875
		$25,807,815
Chemicals — 1.6%
Ecolab, Inc.	320,122	$15,109,758
		$15,109,758
Commercial Banks — 0.8%
Zions Bancorporation	108,533	$7,452,961
		$7,452,961
Commercial Services & Supplies — 2.0%
Avery Dennison Corp.	159,623	$9,101,703
Equifax, Inc.	254,055	9,684,577
		$18,786,280
Communications Equipment — 3.9%
Cisco Systems, Inc. (2)	230,487	$7,631,425
Corning, Inc.	521,667	12,859,092
QUALCOMM, Inc.	184,599	7,801,154
Riverbed Technology, Inc. (2)	217,432	8,782,078
		$37,073,749
Computer Peripherals — 3.5%
Apple, Inc. (2)	105,901	$16,260,040
Brocade Communications Systems, Inc. (2)	1,047,499	8,966,591

0

EMC Corp. (2)	414,494	$8,621,475
		$33,848,106
Consumer Finance — 1.0%
American Express Co.	161,710	$9,600,723
		$9,600,723
Diversified Telecommunication Services — 0.6%
Windstream Corp.	387,340	$5,469,241
		$5,469,241
Electrical Equipment — 0.9%
Emerson Electric Co.	162,165	$8,630,421
		$8,630,421
Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc. (2)	221,627	$8,173,604
		$8,173,604
Energy Equipment & Services — 5.4%
Diamond Offshore Drilling, Inc.	94,210	$10,673,051
Noble Corp.	154,209	7,563,951
Rowan Cos., Inc.	264,421	9,672,520
Schlumberger, Ltd.	103,280	10,844,400
Transocean, Inc. (2)	115,575	13,065,754
		$51,819,676
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	274,937	$10,895,753
Kroger Co.	347,740	9,917,545
Safeway, Inc.	227,785	7,541,961
		$28,355,259
Food Products — 2.7%
Kraft Foods, Inc., Class A	35,281	$1,217,547
Nestle SA ADR	116,862	13,079,698
William Wrigley Jr. Co.	181,003	11,625,823
		$25,923,068
Health Care Equipment & Supplies — 6.1%
Baxter International, Inc.	184,589	$10,388,669
DENTSPLY International, Inc.	265,900	11,072,076
Edwards Lifesciences Corp. (2)	248,856	12,271,089
Gen-Probe, Inc. (2)	113,234	7,539,120
St. Jude Medical, Inc. (2)	197,028	8,683,024
Thoratec Corp. (2)	402,472	8,327,146
		$58,281,124
Health Care Providers & Services — 4.5%
DaVita, Inc. (2)	171,568	$10,839,666
Henry Schein, Inc. (2)	205,408	12,497,023

Lincare Holdings, Inc. (2)	277,189	$10,158,977
UnitedHealth Group, Inc.	191,046	9,252,358
		$42,748,024
Hotels, Restaurants & Leisure — 3.5%
Cheesecake Factory, Inc., (2)	391,645	$9,191,908
International Game Technology	275,935	11,892,798
Marriott International, Inc., Class A	169,250	7,357,297
Starwood Hotels & Resorts Worldwide, Inc.	86,182	5,235,557
		$33,677,560
Household Durables — 0.7%
Jarden Corp. (2)	234,016	$7,240,455
		$7,240,455
Household Products — 2.7%
Colgate-Palmolive Co.	140,812	$10,042,712
Procter & Gamble Co.	230,650	16,223,921
		$26,266,633
Independent Power Producers & Energy Traders — 1.2%
NRG Energy, Inc. (2)	264,067	$11,167,393
		$11,167,393
Insurance — 2.2%
Travelers Cos., Inc.	216,012	$10,874,044
Willis Group Holdings, Ltd.	239,885	9,820,892
		$20,694,936
Internet & Catalog Retail — 0.4%
Liberty Media Corp. - Interactive Group (2)	197,723	$3,798,259
		$3,798,259
Internet Software & Services — 3.8%
Akamai Technologies, Inc. (2)	314,840	$9,045,353
Google Inc., Class A (2)	21,107	11,973,368
Omniture, Inc. (2)	203,585	6,172,697
VeriSign, Inc. (2)	264,645	8,929,122
		$36,120,540
IT Services — 0.9%
Paychex, Inc.	202,473	$8,301,393
		$8,301,393
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. (2)	122,120	$7,048,766
		$7,048,766
Machinery — 3.6%
Eaton Corp.	116,491	$11,537,269
Oshkosh Truck Corp.	121,014	7,499,238

Terex Corp. (2)	82,793	$7,370,233
Trinity Industries, Inc.	228,470	8,576,764
		$34,983,504
Media — 4.3%
Central European Media Enterprises, Ltd., Class A (2)	111,546	$10,229,884
Comcast Corp., Class A (2)	486,898	11,773,194
McGraw-Hill Companies, Inc., (The)	173,157	8,815,423
Time Warner Inc.	578,029	10,612,612
		$41,431,113
Metals & Mining — 4.4%
Aber Diamond Corp.	246,057	$9,630,671
Alcoa, Inc.	264,135	10,332,961
Freeport-McMoRan Copper & Gold, Inc.	94,326	9,893,854
Goldcorp, Inc.	416,668	12,733,374
		$42,590,860
Multiline Retail — 1.0%
Macy’s, Inc.	286,670	$9,265,174
		$9,265,174
Oil, Gas & Consumable Fuels — 3.3%
Apache Corp.	125,144	$11,270,469
Hess Corp.	195,369	12,997,900
Western Refining, Inc.	175,802	7,134,045
		$31,402,414
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	109,464	$4,647,841
		$4,647,841
Pharmaceuticals — 4.8%
Abbott Laboratories	171,820	$9,212,988
Eli Lilly & Co.	172,982	9,847,865
Johnson & Johnson	177,620	11,669,634
Mylan Laboratories, Inc.	390,746	6,236,306
Novartis AG ADR	163,628	8,992,995
		$45,959,788
Real Estate Investment Trusts (REITs) — 1.0%
Public Storage	124,574	$9,797,745
		$9,797,745
Semiconductors & Semiconductor Equipment — 8.0%
KLA-Tencor Corp.	227,597	$12,695,361
Marvell Technology Group, Ltd. (2)	541,611	8,866,172
MEMC Electronic Materials, Inc. (2)	128,000	7,534,080
Microchip Technology, Inc.	267,973	9,732,779
Micron Technology, Inc. (2)	652,491	7,242,650

NVIDIA Corp. (2)	438,919	$15,906,425
Texas Instruments, Inc.	395,881	14,485,286
		$76,462,753
Software — 2.6%
Autodesk, Inc. (2)	183,138	$9,151,406
Oracle Corp. (2)	724,375	15,682,719
		$24,834,125
Tobacco — 1.1%
Altria Group, Inc.	50,746	$3,528,369
Loews Corp. - Carolina Group	90,197	7,416,899
		$10,945,268
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	153,366	$6,982,754
		$6,982,754
Total Common Stocks (identified cost $937,031,188)		$959,939,238

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 5.01% (3)	$29,322	$29,321,803
Total Short-Term Investments (identified cost $29,321,803)		$29,321,803
Total Investments — 103.3% (identified cost $966,352,991)		$989,261,041

Covered Call Options Written — (3.3%)

Type of Contract	Number of Contracts	Premium Received	Value
Abbott Laboratories, Expires 11/17/07, Strike 57.50	1,250	$290,358	$(50,000)
Affiliated Managers Group, Inc., Expires 12/22/07, Strike 115.00	410	253,007	(697,000)
Agilent Techologies, Inc., Expires 11/17/07, Strike 35.00	1,135	181,688	(324,610)
Akamai Technologies, Inc., Expires 11/17/07, Strike 40.00	2,290	326,254	(68,700)
Alcoa Inc., Expires 11/17/07, Strike 37.50	1,310	235,272	(445,400)
Alliant Technologies, Inc., Expires 11/17/07, Strike 105.00	565	217,108	(429,400)
Altria Group, Inc., Expires 12/22/07, Strike 70.00	225	48,847	(53,775)
American Express Co., Expires 10/20/07, Strike 62.50	945	219,331	(37,800)

Apache Corp., Expires 10/20/07, Strike 85.00	895	$248,001	$(528,050)
Apple, Inc., Expires 10/20/07, Strike 160.00	925	552,309	(251,600)
Autodesk, Inc., Expires 10/20/07, Strike 45.00	1,150	238,161	(575,000)
Avery Dennison Corp., Expires 1/19/08, Strike 65.00	1,596	214,419	(75,810)
Baxter International, Inc., Expires 11/17/07, Strike 52.50	970	360,980	(465,600)
Boeing Company, Expires 11/17/07, Strike 100.00	230	108,006	(158,700)
Brocade Communications Systems, Inc., Expires 1/19/08, Strike 9.00	9,402	174,874	(564,120)
Central European Media Enterprises, Ltd., Expires 10/20/07, Strike 95.00	515	327,402	(82,400)
Cephalon, Inc., Expires 11/17/07, Strike 75.00	690	180,846	(207,000)
Cheesecake Factory, Inc., Expires 10/20/07, Strike 25.00	1,860	338,701	(46,500)
Cisco Systems, Inc., Expires 10/20/07, Strike 30.00	1,640	294,539	(533,000)
Colgate-Palmolive Co., Expires 11/17/07, Strike 70.00	1,408	288,776	(373,120)
Comcast Corp., Class A, Expires 10/20/07, Strike 27.50	3,000	391,824	(15,000)
Corning, Inc., Expires 11/17/07, Strike 25.00	2,585	367,323	(328,295)
CVS/Caremark Corp., Expires 11/17/07, Strike 37.50	1,440	348,619	(432,000)
Davita, Inc., Expires 10/20/07, Strike 55.00	1,030	235,084	(860,050)
DENTSPLY International, Inc., Expires 10/20/07, Strike 40.00	2,659	162,462	(531,800)
Diamond Offshore Drilling, Inc., Expires 12/22/07, Strike 115.00	650	472,608	(442,000)
Eaton Corp., Expires 10/20/07, Strike 100.00	610	211,728	(167,750)
Ecolab, Inc., Expires 10/20/07, Strike 45.00	1,505	198,832	(387,537)
Edwards Lifesciences Corp., Expires 11/17/07, Strike 50.00	1,225	152,633	(162,312)
Eli Lilly & Co., Expires 10/20/07, Strike 55.00	760	204,893	(199,120)
EMC Corp., Expires 10/20/07, Strike 19.00	3,310	309,811	(645,450)
Emerson Electric Co., Expires 12/22/07, Strike 50.00	1,621	279,975	(778,080)
Equifax, Inc., Expires 10/20/07, Strike 40.00	605	113,696	(22,687)
Estee Lauder Cos., Inc., (The), Class A, Expires 1/19/08, Strike 45.00	620	105,460	(80,600)
Freeport McMoran Copper & Gold, Inc., Expires 11/17/07, Strike 110.00	620	336,097	(319,300)
General Dynamics Corp., Expires 11/17/07, Strike 80.00	1,295	378,264	(880,600)
Gen-Probe, Inc., Expires 11/17/07, Strike 65.00	500	143,548	(200,000)
Genzyme Corp., Expires 10/20/07, Strike 62.50	805	225,075	(100,625)
Goldcorp, Inc., Expires 10/20/07, Strike 25.00	2,170	366,681	(1,280,300)
Google, Inc., Class A, Expires 12/22/07, Strike 570.00	155	410,294	(452,600)
Henry Schein, Inc., Expires 10/20/07, Strike 55.00	1,080	249,796	(658,800)
Hess Corp., Expires 11/17/07, Strike 65.00	1,025	386,522	(451,000)
International Game Technology, Expires 10/20/07, Strike 35.00	1,375	363,902	(1,113,750)

Jarden Corp., Expires 10/20/07, Strike 45.00	1,370	$381,571	$(6,850)
Johnson & Johnson, Expires 10/20/07, Strike 65.00	1,776	161,791	(239,760)
Jude Medical, Expires 10/20/07, Strike 45.00	1,215	178,724	(115,425)
KLA-Tencor Corp., Expires 12/22/07, Strike 60.00	1,900	526,482	(351,500)
Kroger Co. (The), Expires 10/20/07, Strike 27.50	870	163,410	(121,800)
Liberty Media Corp.-Interactive Group, Expires 1/19/08, Strike 20.00	730	78,182	(62,050)
Lincare Holdings, Inc., Expires 11/17/07, Strike 37.50	855	104,394	(83,363)
Loews Corp. - Carolina Group, Expires 12/22/07, Strike 75.00	355	152,506	(312,400)
Macy’s, Inc., Expires 11/17/07, Strike 37.50	905	200,997	(63,350)
Marriott International, Inc., Class A, Expires 10/20/07, Strike 45.00	1,692	265,809	(143,820)
Marvell Technology Group, Ltd., Expires 11/17/07, Strike 17.50	2,460	318,811	(147,600)
McGraw-Hill Companies, Inc., (The), Expires 11/17/07, Strike 65.00	680	297,223	(6,800)
MEMC Electronic Materials, Inc., Expires 10/20/07, Strike 65.00	675	197,164	(33,750)
Micron Technology, Inc., Expires 1/19/08, Strike 12.50	2,010	152,959	(120,600)
Mircrochip Technology, Inc., Expires 10/20/07, Strike 40.00	2,679	341,594	(26,790)
Mylan Laboratories, Inc., Expires 1/19/08, Strike 15.00	610	111,079	(115,900)
Noble Corp., Expires 11/17/07, Strike 50.00	770	197,964	(192,500)
Novartis AG, Expires 10/20/07, Strike 55.00	795	214,329	(67,575)
NRG Energy, Inc., Expires 12/22/07, Strike 40.00	855	224,092	(350,550)
NVIDIA Corp., Expires 12/22/07, Strike 35.00	2,085	666,356	(854,850)
Omniture, Inc., Expires 12/22/07, Strike 30.00	1,745	492,257	(715,450)
Oracle Corp., Expires 12/22/07, Strike 22.50	7,243	696,041	(579,440)
Oshkosh Truck Corp., Expires 10/20/07, Strike 65.00	835	316,224	(54,275)
Paychex, Inc., Expires 12/22/07, Strike 45.00	1,470	223,584	(64,680)
PepsiCo, Inc., Expires 10/20/07, Strike 67.50	1,045	195,516	(600,875)
Procter & Gamble Co., Expires 10/20/07, Strike 65.00	2,306	204,308	(1,245,240)
Public Storage, Inc., Expires 12/22/07, Strike 80.00	725	367,642	(329,875)
QUALCOMM, Inc., Expires 10/20/07, Strike 42.50	820	194,419	(86,100)
Riverbed Technology, Inc., Expires 12/22/07, Strike 45.00	845	373,577	(223,925)
Rockwell Collins, Inc., Expires 10/20/07, Strike 70.00	825	195,604	(346,500)
Rogers Communications, Inc., Class B, Expires 10/20/07, Strike 50.00	910	106,559	(9,100)
Rowan Cos., Inc., Expires 11/17/07, Strike 37.50	1,320	211,500	(310,200)
Safeway, Inc., Expires 12/22/07, Strike 35.00	2,277	255,248	(307,395)
Schlumberger, Ltd., Expires 11/17/07, Strike 95.00	1,032	466,560	(1,268,328)
Starwood Hotels & Resorts Worldwide, Inc., Expires 11/17/07, Strike 60.00	255	129,309	(102,000)
Terex Corp., Expires 10/20/07, Strike 80.00	827	378,016	(802,190)

Texas Instruments, Inc., Expires 10/20/07, Strike 37.50	2,855	$372,886	$(131,330)
Thermo Fisher Scientific, Inc., Expires 12/22/07, Strike 60.00	1,221	197,921	(213,675)
Thoratec Corp., Expires 10/20/07, Strike 20.00	1,935	265,284	(208,980)
Time Warner, Inc., Expires 10/20/07, Strike 20.00	2,740	242,760	(13,700)
Transocean, Inc., Expires 11/17/07, Strike 105.00	1,155	574,199	(1,201,200)
Travelers Cos., Inc., Expires 10/20/07, Strike 55.00	2,160	371,428	(2,160)
Trinity Industries, Inc., Expires 1/19/08, Strike 40.00	890	188,766	(200,250)
UBS AG, Expires 12/22/07, Strike 55.00	265	76,080	(55,650)
United Technologies, Corp., Expires 11/17/07, Strike 75.00	1,490	472,472	(983,400)
UnitedHealth Group, Inc., Expires 12/22/07, Strike 50.00	660	157,309	(102,300)
VeriSign, Inc., Expires 12/22/07, Strike 35.00	2,035	370,568	(407,000)
Western Refining, Inc., Expires 12/22/07, Strike 60.00	1,115	375,861	(33,450)
William Wrigley Jr. Co., Expires 12/22/07, Strike 65.00	1,810	302,953	(434,400)
Willis Group Holdings, Ltd., Expires 10/20/07, Strike 40.00	815	74,671	(112,063)
Zions Bancorporation, Expires 10/20/07, Strike 80.00	645	150,218	(6,451)
Total Covered Call Options Written (premiums received $25,449,181)			$(31,046,056)
Other Assets, Less Liabilities — (0.0)%			$(46,889)
Net Assets — 100.0%			$958,168,096

ADR	—	American Depository Receipt
(1)		A portion of each common stock holding has been segregated as collateral for options written.
(2)		Non-income producing security.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2007. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2007 was $1,480,329.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$972,183,028
Gross unrealized appreciation	$59,132,964
Gross unrealized depreciation	(42,054,951)
Net unrealized appreciation	$17,078,013

Written call option activity for the fiscal year to date ended September 30, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	141,814	$24,810,118
Options written	451,574	79,164,689
Options terminated in closing purchase transactions	(421,020)	(70,222,757)
Options expired	(40,754)	(8,302,869)
Outstanding, end of period	131,614	$25,449,181

At September 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 20, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	November 20, 2007